Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Other non-current assets	$ 169	$ 44
Derivative financial instruments - non-current portion	1,136
Tangible fixed assets	1,677,771	1,888,583
Right-of-use assets	93,325	81,996
Total non-current assets	1,772,401	1,970,623
Current assets
Trade and other receivables	11,185	11,156
Inventories	2,894	2,991
Prepayments and other current assets	3,392	1,433
Derivative financial instruments - current portion	2,440
Short-term cash deposits	25,000
Cash and cash equivalents	198,122	145,530
Total current assets	243,033	161,110
Total assets	2,015,434	2,131,733
Partners' equity
Common unitholders (51,137,201 units issued and outstanding as of December 31, 2021 and 51,687,865 units issued and outstanding as of December 31, 2022)	668,953	579,447
General partner (1,077,494 units issued and outstanding as of December 31, 2021 and 1,080,263 units issued and outstanding as of December 31, 2022)	12,608	10,717
Preference unitholders (5,750,000 Series A Preference Units, 4,135,571 Series B Preference Units and 3,730,451 Series C Preference Units issued and outstanding as of December 31, 2021 and 5,084,984 Series A Preference Units, 3,496,382 Series B Preference Units and 3,061,045 Series C Preference Units issued and outstanding as of December 31, 2022)	279,349	329,334
Total partners' equity	960,910	919,498
Current liabilities
Trade accounts payable	9,300	9,547
Due to related parties	2,873	952
Derivative financial instruments-current portion		5,184
Other payables and accruals	57,266	50,171
Borrowings-current portion	90,358	99,307
Lease liabilities-current portion	17,433	10,342
Total current liabilities	177,230	175,503
Non-current liabilities
Derivative financial instruments-non-current portion		4,061
Borrowings-non-current portion	831,588	986,451
Lease liabilities-non-current portion	45,136	45,556
Other non-current liabilities	570	664
Total non-current liabilities	877,294	1,036,732
Total partners' equity and liabilities	$ 2,015,434	$ 2,131,733